Furniture, Fixtures and Equipment - Schedule of Furniture, Fixtures and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [Line Items]
Furniture, fixtures and equipment	$ 319	$ 323
Additions	46	105
Depreciation charge	(120)	(109)
Furniture, fixtures and equipment	245	319
Total cost [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Furniture, fixtures and equipment	600
Furniture, fixtures and equipment	653	600
Accumulated depreciation and amortization [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Furniture, fixtures and equipment	(281)
Furniture, fixtures and equipment	$ (408)	$ (281)